Share Capital (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Mar. 12, 2021	Feb. 28, 2021	Nov. 02, 2020	Oct. 22, 2020	Aug. 31, 2020
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Percentage of issued and outstanding shares				5.00%
Class B Non Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares to purchase		477,442,784			490,632,833
Cancellation of shares		$ 300
Shares repurchased		13,224,772
Class B Non Voting Shares [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares to purchase			24,532,404
Cancellation of shares	$ 36
Average book value of shares repurchased		$ 8.77
Shares repurchased	1,559,202
Increase in retained earnings		$ 184